Note 6 - Accrued Interest Receivable (Details) - Accrued Interest Receivable (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 6 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Accrued Interest Receivable	$ 1,953	$ 2,018
Securities Available for Sale [Member]
Note 6 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Accrued Interest Receivable	338	332
Loans Receivable [Member]
Note 6 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Accrued Interest Receivable	$ 1,615	$ 1,686